Share Capital, textual 3 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2014
Private Placement | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	1,000,000	1,000,000
Private Placement | Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	800,000
March 2010 public offering
Class of Stock [Line Items]
Common Stock, Discount on Shares		3,150
Payments of Stock Issuance Costs		861
Proceeds on issuance of common stock, net		74,967
March 2010 public offering | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		10,350,000
Share Price		7
April 2011 public offering
Class of Stock [Line Items]
Common Stock, Discount on Shares			2,100
Payments of Stock Issuance Costs			263
Proceeds on issuance of common stock, net			39,637
April 2011 public offering | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			5,000,000
Share Price			$ 8.4
March 2012 public offering
Class of Stock [Line Items]
Common Stock, Discount on Shares				1,869
Payments of Stock Issuance Costs				268
Proceeds on issuance of common stock, net				35,237
March 2012 public offering | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				5,750,000
Share Price				$ 6.5
June 2013 public offering
Class of Stock [Line Items]
Preferred Stock, Discount On Shares	672
Payments of Stock Issuance Costs	463
Proceeds on issuance of preferred stock, net	38,865
June 2013 public offering | Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	800,000
Share Price	25
Preferred Shares, Dividend Rate Percentage	8.00%
Preferred Shares, Per Share Amounts Of Preferred Dividends In Arrears	2
Preferred Shares, Redemption Date	Jun. 30, 2016
Preferred Shares, Redemption Price Per Share	25
Preferred Shares Conditions For Dividend Rate Increase					If the Company fails to comply with certain covenants as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2018, the dividend rate payable on the Series B preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the series B preferred shares , subject to an aggregate maximum rate per annum of 25% prior to July 30, 2016 and 30% thereafter.
November 2013 public offering
Class of Stock [Line Items]
Common Stock, Discount on Shares	1,898
Payments of Stock Issuance Costs	275
Proceeds on issuance of common stock, net	47,980
November 2013 public offering | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	5,750,000
Share Price	7.43
May 2014 public offering
Class of Stock [Line Items]
Preferred Stock, Discount On Shares					1,744
Payments of Stock Issuance Costs					252
Proceeds on issuance of preferred stock, net					55,504
May 2014 public offering | Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					2,300,000
Share Price					$ 25
Preferred Shares, Dividend Rate Percentage					8.00%
Preferred Shares, Per Share Amounts Of Preferred Dividends In Arrears					$ 2
Preferred Shares, Redemption Date					May 31, 2019
Preferred Shares, Redemption Price Per Share					$ 25
June 2014 public offering
Class of Stock [Line Items]
Preferred Stock, Discount On Shares					2,369
Payments of Stock Issuance Costs					211
Proceeds on issuance of preferred stock, net					$ 77,420
June 2014 public offering | Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					3,200,000
Share Price					$ 25
Preferred Shares, Dividend Rate Percentage					8.00%
Preferred Shares, Per Share Amounts Of Preferred Dividends In Arrears					$ 2
Preferred Shares, Redemption Date					Jun. 30, 2019
Preferred Shares, Redemption Price Per Share					$ 25